Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies
28.	COMMITMENTS AND CONTINGENCIES

A summary of undiscounted liabilities and future operating commitments at December 31, 2019, are as follows:

	Note	Total	Less than 1 year	1 - 3 years	4 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	13	$29,457	$29,457	$-	$-	$-
Lease liabilities	15	48,911	9,842	30,345	8,724	-
Loan facility	16	15,000	-	15,000	-	-
Equipment loan payable	14	1,311	583	728	-	-
Other financial liability	19	2,500	-	2,500	-	-
Interest payments on loan facility		2,980	1,525	1,455	-	-
Interest payments on equipment financing		132	90	42	-	-
Interest payments on other financial liability		888	226	662	-	-
		101,179	41,723	50,732	8,724	-
Commitments
Future operating commitments (1) (2)		5,945	5,601	344	-	-
Provision for site reclamation and closure (3)		36,708	-	-	-	36,708
Other provisions (4)		1,420	1,420	-	-	-
		44,073	7,021	344	-	36,708
Total financial liabilities and commitments		$145,252	$48,744	$51,076	$8,724	$36,708

(1)

The future operating commitments of the Company are mainly due to the cyanide contract with Cyanco Company LLC (“Cyanco”). A four-year contract with Cyanco was signed effective October 6, 2016, which includes a requirement of purchasing a minimum volume of 5,000,000 pounds per year. Operating commitments also include leases for the office premises.

(2)

Contractual commitments are defined as agreements that are enforceable and legally binding. Certain contractual commitments may contain cancellation clauses; the Company discloses the contractual operating commitments based on management's intent to fulfil the contracts.

(3)

Provision for site reclamation and closure represents the undiscounted amount of the estimated cash flows required to settle the retirement obligations of the San Francisco Mine and of the Florida Canyon Mine. The undiscounted amounts are $6,104 and $30,604, respectively.

(4)

Other provisions represent the undiscounted amount of the demobilization costs related to the Peal de Mexico, S.A. de C.V. (“Peal”) contract, whereby the Company is responsible for demobilization costs payable one month prior to the end of the mining contract. This obligation has been recorded at an annualized discount rate of 2.3%, reflecting the implied interest rate, and calculated according to the formula stipulated in the contract. At December 31, 2019, this obligation was determined to be $1,420.

Various tax and legal matters are outstanding from time to time. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in the consolidated financial statements in the period such changes occur.

Peal Arbitration

During February 2019, Peal de Mexico, S.A. de C.V. gave notice of the termination of the mining agreement between Peal and Molimentales dated September 17, 2009, as amended (the “Peal Agreement”). Peal also entered into an arbitration process seeking to recover demobilization expenses and a termination penalty under the Peal Agreement. Peal filed its demand with the arbitral tribunal on December 3, 2019, and Molimentales filed its answer to the demand and a counterclaim with the arbitral tribunal on December 19, 2019. On January 10, 2020, Peal filed its answer to the counterclaim with the arbitral tribunal. The Company has accrued all expenses, including demobilization costs, based on the actual costs incurred. Peal has also claimed a termination penalty of $20,000. The Company has not accrued this amount as it does not believe there is basis for the claim regarding the termination penalty in the Peal Agreement. No additional liability has been recognized in the consolidated financial statements. As a result of the pending sale of San Francisco (note 30), the Peal arbitration will transfer to the buyer.

Maverix Arbitration

During July 2019, the Company received formal notice from Maverix Metals Inc., a 3.25% royalty holder of the Florida Canyon Mine, seeking arbitration to resolve disputed allowable deductions in the royalty calculations. On November 22, 2019, the Company reached a settlement agreement with Maverix regarding the disputed royalty payments. The agreement clarified the definition of the allowable deductions in calculating the royalty, reduces the royalty amount to 3.25% to 3.0% and provides for a one-time payment by the Company to Maverix of $300 which is payable either in cash or shares within one year of closing. At December 31, 2019, the payment was outstanding.

Notice of Civil Claim

On May 2, 2019, the Company received a Notice of Civil Claim from a former shareholder of Rye Patch whose shares were acquired by the Company (note 6). The plaintiff brought the claim in the Supreme Court of British Columbia pursuant to the Class Proceedings Act and is seeking damages against the Company and certain directors and officers for alleged misrepresentations with respect to anticipated gold production during the year ended December 31, 2018. On August 9, 2019, the Company filed their Response to the Notice of Civil Claim, denying all of the allegations and on October 1, 2019, the parties attended a case planning conference. On October 22, 2019, the plaintiff filed an amendment to the Notice of Civil Claim dropping certain allegations and adding an allegation of insider trading against the Company to their claim. The certification hearing is scheduled to occur during April 2020. The Company and its counsel have reviewed the claim and the amendments to the claim and the outcome is not determinable at this time. Accordingly, no additional liability has been recognized in the consolidated financial statements.